Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

9. Stock-based Compensation

2014 Stock Option Plan

2,642,898 shares of our common stock have been initially authorized and reserved for issuance under our 2014 Stock Plan as option awards. This reserve may be increased by the Board on January 1, 2015 and each subsequent anniversary through January 1, 2024 by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. Appropriate adjustments will be made in the number of authorized shares and other numerical limits in our 2014 Stock Option Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2014 Stock Option Plan which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2014 Stock Option Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under our 2014 Stock Option Plan.

Awards may be granted under our 2014 Stock Option Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

The 2014 Stock Option Plan will be administered by our compensation committee. Subject to the provisions of our 2014 Stock Option Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2014 Stock Option Plan and awards granted under our 2014 Stock Option Plan.

During the three months ended March 31, 2015 and 2014, the Company had stock-based compensation expense of $68,706 and $-0-, respectively, related to issuances to the Company’s employees and directors, included in reported net loss. The total amount of stock-based compensation for the three months ended March 31, 2015, was related solely to the issuance of stock options.

A summary of stock option activity for the three months ended March 31, 2015, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2014
Granted – 2014	757,977	$1.00	7.69	-
Forfeited – 2014	-	-	-	-
Exercised – 2014	-	-	-	-
Outstanding as of January 1, 2015	757,977	$1.00	7.44	-
Granted – 2015	-	-	-	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of March 31, 2015	757,977	$1.00	7.44	-

Date Issued	Exercise Price	Number of Shares	Expiration date

September 2014	$1.00	583,059	September 18, 2021
November 2014	$1.00	174,918	November 3, 2024

Total options at March 31, 2015		757,977

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (i.e., the difference between our closing stock price on the respective date and the exercise price, times the number of shares) that would have been received by the option holders had all option holders exercised their options. There have not been any options exercised during either the three months ended March 31, 2015 or the year ended December 31, 2014.

There were no options issued during the three months ended March 31, 2015. Vesting of options differs based on the terms of each option. The Company has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not an active public market for the Company’s shares. Accordingly, the fair value of the underlying options was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

A summary of the changes in the Company’s non-vested options during the three months ended March 31, 2015, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2015	-0-
Vested in 2014	256,508
Non-vested at January 1, 2015	501,469	$0.73	-
Vested in three months ended March 31, 2015	-	$-	-
Non-vested at March 31, 2015	501,469	$0.73	-
Exercisable at March 31, 2015	256,508	$0.73	-
Outstanding at March 31, 2015	757,977	$0.73	-

As of March 31, 2015, total unrecognized compensation cost related to unvested stock options was $228,442. The cost is expected to be recognized over a weighted average period of 1.75 years.

9.  Stock-based Compensation

2014 Stock Option Plan

2,642,898 shares of our common stock have been initially authorized and reserved for issuance under our 2014 Stock Plan as option awards. This reserve may be increased by the Board on January 1, 2015 and each subsequent anniversary through January 1, 2024 by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. Appropriate adjustments will be made in the number of authorized shares and other numerical limits in our 2014 Stock Option Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2014 Stock Option Plan which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2014 Stock Option Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under our 2014 Stock Option Plan.

Awards may be granted under our 2014 Stock Option Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

The 2014 Stock Option Plan will be administered by our compensation committee. Subject to the provisions of our 2014 Stock Option Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2014 Stock Option Plan and awards granted under our 2014 Stock Option Plan.

During the year ended December 31, 2014 and 2013, the Company had stock-based compensation expense of $323,510 and $-0-, respectively, related to issuances to the Company’s employees and directors, included in reported net loss. The total amount of stock-based compensation for the year ended December 31, 2014 and 2013, related solely to the issuance of stock options.

A summary of stock option activity for the year ended December 31, 2014, is presented below:

	Number of Shares	Weighted Average	Weighted
	Remaining	Exercise	Average	Intrinsic
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2014	-	$-	-	-
Granted – 2014	757,977	1.00	7.69
Forfeited – 2014	-	$-	-	-
Exercised – 2014	-	$-	-	-
Outstanding as of December 31, 2014	757,977	$1.00	7.69	-

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (i.e., the difference between our closing stock price on the respective date and the exercise price, times the number of shares) that would have been received by the option holders had all option holders exercised their options. There have not been any options exercised during the years ended December 31, 2014 and 2013.

All options that the Company granted during the year ended December 31, 2014, were granted at the per share fair value on the grant date. Vesting of options differs based on the terms of each option. The Company has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not an active public market for the Company’s shares. Accordingly, the fair value of the underlying options was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The Company utilized the Black-Scholes option pricing model. The assumptions used for the year ended December 31, 2014 are as follows:

December 31, 2014
Risk free interest rate	1.83%-1.84%
Expected life (in years)	4.5 to 6
Expected Volatility	96.64%-98.7%
Expected dividend yield	0%

A summary of the changes in the Company’s non-vested options during the year ended December 31, 2014, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2014	-	$-	-
Vested in year ended December 31, 2014	256,508	$0.73	-
Non-vested at December 31, 2014	501,469	$0.73	-
Exercisable at December 31, 2014	256,508	$0.73	-
Outstanding at December 31, 2014	757,977	$0.73	-

As of December 31, 2014, total unrecognized compensation cost related to unvested stock options was $297,148. The cost is expected to be recognized over a weighted average period of 1.75 years.